Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2016	218,185	33,682
2017	1,456,829	224,896
2018	1,595,406	246,288
2019	1,945,774	300,376
2020	1,945,774	300,376
Thereafter	8,983,114	1,386,753
Total	16,145,082	2,492,371